Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
22.	Subsequent events
The Company evaluated its subsequent events through the date on which these financial statements were issued. There are no material events or transactions needing recognition or disclosure found.